Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Tables)	12 Months Ended
Dec. 31, 2017
Comprehensive Risk Measure (average, maximum, minimum)
Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Comprehensive Risk Measure of Trading Units (with a 99.9 % confidence level and one-year capital horizon)[1,2,3]

in € m.	2017	2016
Average	5.4	31.3
Maximum	6.3	39.8
Minimum	4.5	21.9
Period-end	4.4	17.9

[1]Regulatory Comprehensive Risk Measure calculated for the 12-week period ending December 29.

[2]Period end is based on the internal model spot value.

[3]All liquidity horizons are set to 12 months.